WISDOMTREE TRUST

WisdomTree International AI Enhanced Value Fund

(Ticker Symbol: AIVI)

(the “Fund”)

Supplement Dated February 13, 2024

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the Fund

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Fund.

Effective March 1, 2024, Peg DiOrio is no longer a member of the Sub-Adviser’s Quantitative Equities team. Accordingly, all references to Peg DiOrio are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-AIVI-0224